U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         Pre-Effective Amendment No.  [ ]


                        Post-Effective Amendment No.  [5]
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                Amendment No.         [6]


                        (Check appropriate box or boxes)

                        WELLS FAMILY OF REAL ESTATE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                       6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 448-1010

                                Jill W. Maggiore
                          Wells Asset Management, Inc.
                       6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):


/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/ / This  post-effective  amendment  designates  a   new  effective  date  for a
    previously filed post-effective amendment.

WELLS S&P REIT INDEX
VARIABLE ANNUITY FUND

                  Prospectus
                  November 27, 2001






                                  [Wells Logo]





THESE  SECURITIES  HAVE  NOT  BEEN  APPROVED  BY  THE  SECURITIES  AND  EXCHANGE
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                      PROSPECTUS
                                                               November 27, 2001



                        WELLS FAMILY OF REAL ESTATE FUNDS
                       6200 THE CORNERS PARKWAY, SUITE 250
                             ATLANTA, GEORGIA 30092

                   WELLS S&P REIT INDEX VARIABLE ANNUITY FUND
         _______________________________________________________________


     The Wells S&P REIT Index Variable Annuity Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Price Index by investing in the stocks included in the Index.

     The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts ("Separate Accounts") of participating life insurance companies ("Participating Insurance Companies"). Shares of the Fund are offered only to Participating Insurance Companies and their Separate Accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public.

     Wells Asset Management, Inc. serves as the investment manager to the Fund. Rydex Global Advisors manages the Fund's investments under the supervision of Wells Asset Management, Inc.

     This Prospectus includes important information about the Wells S&P REIT Index Variable Annuity Fund that you should know before investing. You should read the Prospectus and keep it for future reference. You should also read the Separate Account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. That prospectus contains information about the contract or policy, your investment options, the Separate Accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................2
PRINCIPAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS........................3
OPERATION OF THE FUND..........................................................6
HOW TO PURCHASE AND REDEEM SHARES..............................................7
TAXES..........................................................................7
DISTRIBUTION PLAN..............................................................7
CALCULATION OF SHARE PRICE.....................................................8
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The  Fund  seeks  to  provide  investment  results   corresponding  to  the
performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index" or the "Index").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Normally, at least 90% of the Fund's total assets are invested in the stocks included in the S&P REIT Index. The Fund will invest in stocks represented in the Index, in proportions substantially similar to the Index. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     The Fund's investment return and net asset value will fluctuate and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK - Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REIT's may decline, regardless of any one company's prospects. As a result, the share price of the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK - When REIT profits, revenues, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund's performance may fluctuate accordingly.

     INTEREST RATE RISK - Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the share price of the Fund will generally decline when investors anticipate or experience rising interest rates.

     INVESTMENT COMPETITION RISK - REITs compete with other investment opportunities (for example, general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund's share price may decline in value.

     INDUSTRY CONCENTRATION RISK - The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

     The Fund is new and therefore does not have a performance history for a full calendar year.

PRINCIPAL INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

     The Fund attempts to duplicate the investment results of the S&P REIT Index. The Index is made up of approximately 100 stocks which constitute a representative sample of all publicly traded Real Estate Investment Trusts.

     The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and relative performance predictability (an index fund is expected to move in the same direction - - up or down - - as its target index).

     To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 2000, 100 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

WHAT IS A REIT?

     A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

     Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

     The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     Under normal market conditions, at least 90% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. The Index is currently made up of approximately 96% equity REITs, 1% mortgage REITs and 3% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors daily the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

     The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

     Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

INVESTMENT RISKS

     There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund will increase. Similarly, if the securities owned by the Fund decrease in value, the value of the shares of the Fund will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

     The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:

     o    possible declines in the value of real estate
     o    risks related to general and local economic conditions
     o    possible lack of availability of mortgage funds
     o    overbuilding
     o    changes in interest rates
     o    environmental problems

     Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

     o    dependency upon management skills
     o    limited diversification
     o    the risks of financing projects
     o    heavy cash flow dependency
     o    default by borrowers
     o    self-liquidation
     o possibility of failing to maintain exemptions from the Investment Company Act of 1940
     o in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility

OPERATION OF THE FUND

     The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of .50% of the average value of its daily net assets.

     PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), 9601 Blackwell Road, Suite 500, Rockville, Maryland, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser's fee for its services to the Fund. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 8 years of experience in managing mutual fund portfolios which correlate to an index.

     The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by Separate Accounts of Participating Insurance Companies. Shares of the Fund are only offered to Participating Insurance Companies and their Separate Accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public. Participating Insurance Companies may not be affiliated with each other. In addition, Participating Insurance Companies and their Separate Accounts may be subject to insurance regulations that vary from state to state and may be subject to state insurance and federal tax or other regulations that vary between variable annuity contracts and variable life insurance policies. The Trust does not currently foresee any disadvantages to variable annuity contract or variable life insurance policy owners arising from these circumstances. However, it is theoretically possible that the interests of contract or policy owners participating in the Fund through the Separate Accounts might at some time be in material and irreconcilable conflict. In some cases, one or more Separate Accounts might redeem its investment in the Fund, which could possibly force the Fund to sell securities at disadvantageous prices. The Board of
Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto.

HOW TO PURCHASE AND REDEEM SHARES

     Investors may not purchase or redeem shares of the Fund directly; shares may be redeemed or purchased only through variable annuity contracts and variable life insurance policies offered through the Separate Accounts of Participating Insurance Companies. Please refer to the prospectus of the Participating Insurance Company Separate Account for information on how to invest in or redeem monies from a variable annuity contract or variable life insurance policy.

     The Separate Accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus of the Participating Insurance Company Separate Account) to be effected on that day pursuant to the variable annuity contracts and variable life insurance policies. Shares of the Fund are sold on a continuous basis to the Separate Accounts and orders to purchase or redeem shares of the Fund are effected at the net asset value per share next calculated after the order is receive in proper form by the Separate Account. Payment for redemptions will normally be made within seven days after the request is received. The Fund reserves the right to suspend the right of redemption or to postpone the date of payment under unusual circumstances as determined by the Securities and Exchange Commission.

     The Fund does not assess any sales charges or redemption fees. Sales charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectus of the Separate Account.

TAXES

     The tax consequences of your investment in the Fund depend on the provisions of the variable annuity or variable life insurance plan through which you invest. For more information on taxes, please refer to the accompanying prospectus of the Participating Insurance Company's Separate Account that offers your annuity or life insurance contract.

DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which each the Fund may incur certain expenses related to the distribution of its shares, including payments to Participating Insurance Companies which engage in efforts to promote the sale of shares of the Fund or to reimburse the Participating Insurance Companies for distribution related or shareholder services related expenses they incur in selling shares of the Fund or providing Fund related services to their customers, and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads. In the event a Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE

     On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

     The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III                       William H. Keogler
John L. Bell                           Donald S. Moss
Richard W. Carpenter                   Walter W. Sessoms
Bud Carter                             Neil H. Strickland

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

SUB-ADVISER
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Arthur Andersen LLP
720 East Pete Rose Way, Suite 400
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide:  (Toll-Free) 800-282-1581

Additional information about the Fund is included in the Statement of Additional Information, which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-888-282-1581.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
                                                                File No.811-8355

                        WELLS FAMILY OF REAL ESTATE FUNDS
                        ---------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                November 27, 2001

                   WELLS S&P REIT INDEX VARIABLE ANNUITY FUND

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Wells S&P REIT Index Variable Annuity Fund dated November 27, 2001. A copy of the Fund's Prospectus can be obtained by writing the Fund at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling the Fund toll-free 800-282-1581.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                        Wells Family of Real Estate Funds
                            6200 The Corners Parkway
                             Atlanta, Georgia 30092

THE TRUST....................................................................  3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................  4

INVESTMENT LIMITATIONS.......................................................  6

TRUSTEES AND OFFICERS........................................................  7

THE INVESTMENT ADVISER....................................................... 10

THE SUB-ADVISER.............................................................. 11

THE UNDERWRITER.............................................................. 11

DISTRIBUTION PLAN............................................................ 12

SECURITIES TRANSACTIONS...................................................... 13

PORTFOLIO TURNOVER........................................................... 14

CALCULATION OF SHARE PRICE................................................... 14

TAXES........................................................................ 15

REDEMPTION IN KIND........................................................... 16

HISTORICAL PERFORMANCE INFORMATION........................................... 16

CUSTODIAN.................................................................... 18

AUDITORS..................................................................... 19

TRANSFER AGENT................................................................19

THE TRUST
---------

     Wells Family of Real Estate Funds (the "Trust"), an open-end, diversified management investment company, was organized as an Ohio business trust on June 6, 1997. The Trust currently offers two series of shares to investors: the Wells S&P REIT Index Fund and the Wells S&P REIT Index Variable Annuity Fund. This Statement of Additional Information provides information relating to the Wells S&P REIT Index Variable Annuity Fund (the "Fund"). Information relating to the Wells S&P REIT Index Fund is contained in a separate Statement of Additional Information.

     Shares  of  the  Fund  are  sold  to  certain  life   insurance   companies
("Participating Insurance Companies") and their separate accounts ("Separate Accounts") to fund benefits under variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") offered by Participating Insurance Companies. The Separate Accounts invest in Fund shares in accordance with the allocation instructions received from Contract and Policy owners ("Contract Owners" and "Policy Owners"). These allocation rights are described in the prospectus for the Separate Account. Shares are redeemed to the extent necessary to provide benefits under the Contracts and Policies.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     The rights accompanying shares of the Fund are legally vested in the Separate Accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the Separate Accounts in a manner consistent with timely voting instructions received from the Contract Owners and Policy Owners. Each Participating Insurance Company will vote Fund shares held in Separate Accounts for which no timely instructions are received from the Contract Owners and Policy Owners, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the Participating Insurance Company's Separate Account prospectus.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see Investment Objective, Principal Investment Strategies and Risk Considerations") appears below:

     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the investment adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities, as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a

Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The investment adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. Money Market investments may also include shares of money market investment companies. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act. Investments by the Fund in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

     BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its borrowings are outstanding.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations only, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, except short sales "against the box";

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicity distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities), except that the Fund will invest at least 25% of its assets in securities of issuers in the real estate industry;

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(10) Invest in  interests  in real  estate or real estate  limited  partnerships
     (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale and (b) repurchase agreements not terminable within seven days; or

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Fund does not presently intend to make short sales of securities "against the box" as described in investment limitation number 4. This statement of intention reflects a nonfundamental policy which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     The following is a list of the Trustees and executive officers of the Trust. Each Trustee is a member of the Board of Directors of Wells Real Estate Investment Trust, Inc., a real estate investment trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

Name                                Age           Position Held
----                                ---           -------------

*Leo F. Wells III                   57            President and Trustee
+John L. Bell                       61            Trustee
+Richard W. Carpenter               64            Trustee
Bud Carter                          63            Trustee
William H. Keogler, Jr.             56            Trustee
Donald S. Moss                      65            Trustee
+Walter W. Sessoms                  67            Trustee
Neil H. Strickland                  65            Trustee
Jill M. Maggiore                    43            Vice President
Robert G. Dorsey                    44            Vice President
Mark J. Seger                       39            Treasurer
John F. Splain                      45            Secretary

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

+ Member of the Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements.

     The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

     LEO F. WELLS III, 6200 The Corners Parkway, Atlanta, Georgia, is President and sole Director of Wells Capital, Inc. (a real estate company). In addition, he is President of Wells & Associates, Inc. (a real estate brokerage company); sole Director and President of Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties).

     JOHN L. BELL, 800 Mount Vernon Highway, Suite 230, Atlanta, Georgia, is the President of NCB Holdings, Inc. (a real estate company). He is also the past owner and Chief Executive Officer of Bell-Mann, Inc. (a flooring company). He is a member of the Board of Directors of Electronic Commerce Systems, Inc. and the Cullasaja Club of Highlands, North Carolina.

     RICHARD W. CARPENTER, 5570 Glenridge Drive, Atlanta, Georgia, is President and Director of Realmark Holdings Corp. (a real estate company) and Commonwealth Oil Refining Co., Inc. (an oil terminal). In addition, he is the Managing Partner of Carpenter Properties LP (a real estate company) and a member of the Board of Directors of Tara Corp. (a manufacturing company). He previously served as a member of the Board of Directors of First Liberty Financial Corp. and First Liberty Savings Bank.

     BUD CARTER, 100 Mount Shasta Lane, Alpharetta, Georgia, is a Senior Vice President of The Executive Committee (an international management consultant). He is also Board Manager of Warebase 9 (an internet media company).

     WILLIAM H. KEOGLER, JR., 489 Atlanta Country Club Drive, Marietta, Georgia, is the former President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. He is also a member of the Board of Trustees of Senior Citizens Services of Atlanta.

     DONALD S. MOSS, 114 Summerour Vale, Duluth, Georgia, is a retired former Senior Vice President of Avon Products, Inc. He is also President and a member of the Board of Directors of The Atlanta Athletic Club.

     WALTER W. SESSOMS, 5995 River Chase Circle NW, Atlanta, Georgia, is a retired former Group President of Bell South Telecommunications. He is also a member of the Board of Directors of the Georgia Chamber of Commerce, the Atlanta Civic Enterprises, and the Salvation Army's Board of Visitors for the Southeast Region.

     NEIL H. STRICKLAND, 3109 Crossing Park, Norcross, Georgia, is the Senior Operations Executive of Strickland General Agency, Inc. (an insurance agency). He is also a member of the Board of Directors of First Capital Bank.

     JILL M. MAGGIORE, 6200 The Corners Parkway, Atlanta, Georgia, is Vice President of Mutual Funds of Wells Real Estate Funds. Prior to joining Wells Real Estate Funds in March 1998, she was a founding member, director and national sales manager for Keogler Investment Advisory, Inc.

     ROBERT G. DORSEY, 135 Merchant Street, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC (a registered transfer agent) and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March
1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

     JOHN F. SPLAIN, 135 Merchant Street, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

     MARK J. SEGER, 135 Merchant Street, Cincinnati, Ohio, is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

     No director, officer or employee of the Adviser or the Underwriter will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust an annual retainer of $6,000, plus a fee of $125 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. The Trust has no bonus, profit sharing, pension or retirement plans. The following table provides compensation amounts paid during

2000 to Trustees who are not "interested persons" of the Trust and who were Trustees during the fiscal year ended December 31, 2000:

                                Aggregate             Total Compensation Paid
                              Compensation                to Trustees from
                                  from                the Trust and Wells Real
Trustee                        the Trust           Estate Investment Trust, Inc.
-------                        ---------           -----------------------------
John L. Bell                    $ 6,500                       $ 13,000
Richard W. Carpenter              6,375                         12,750
Bud Carter                        6,500                         13,000
Donald S. Moss                    6,500                         13,000
Walter W. Sessoms                 6,500                         13,000

THE INVESTMENT ADVISER
----------------------

     Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Atlanta, Georgia, is the Fund's investment manager. Leo F. Wells III, as the controlling shareholder of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is also the controlling shareholder of the Underwriter and a Trustee of the Trust.

     Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .5% of its average daily net assets.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Fund's advisory agreement will remain in force until January 12, 2003 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the

Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Fund's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISER
---------------

     PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser") manages the Fund's investments pursuant to a sub-advisory agreement between the Sub-Adviser, the Adviser and the Trust. The Sub-Adviser is a registered investment adviser located at 9601 Blackwell Road, Suite 500, Rockville, Maryland. Albert P. Viragh, Jr. is the controlling shareholder and principal executive officer of the Sub-Adviser. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 8 years of experience in managing mutual fund portfolios which correlate to an index.

     The Adviser (not the Fund) pays the Sub-Adviser a fee computed and accrued daily and paid monthly at an annual rate of .20% of the value of the Fund's average daily net assets up to $100,000,000, .15% of such assets from $100,000,000 to $500,000,000 and .10% of such assets in excess of $500,000,000.

     By its terms, the sub-advisory agreement will remain in force until May 1, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser or Sub-Adviser. The sub-advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE UNDERWRITER
---------------

     Wells Investment Securities, Inc. (the "Underwriter"), 6200 The Corners Parkway, Atlanta, Georgia, is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered on a continuous basis only to the Separate Accounts of the Participating Insurance Companies.

     By its terms, the Trust's underwriting agreement will remain in force until January 12, 2002 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's underwriting agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Underwriter. The underwriting agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

DISTRIBUTION PLAN
-----------------

     As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to incur or reimburse the Underwriter for certain distribution related expenses, including payments to Participating Insurance Companies which engage in efforts to promote the sale of Fund shares and which sell Fund shares, reimbursement of expenses of Participating Insurance Companies for distribution related or shareholder services related expenses they incur in selling Fund shares or providing Fund related services to their customers, or any other expenses related to the distribution of the Fund's shares. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund. Unreimbursed expenses will not be carried over from year to year.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Rule 12b-1 Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Rule 12b-1 Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Rule 12b-1 Trustees during such period.

     By reason of his controlling interest in the Adviser, Leo F. Wells may be deemed to have a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Sub-Adviser is specifically authorized to select brokers to buy and sell securities for the Fund and who also provide brokerage and research services to the Fund and/or other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Adviser in servicing all of its accounts and not all such services may be used by the Sub-Adviser in connection with the Fund.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, the Sub-Adviser or the Underwriter.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Underwriter and other affiliates of the Trust, the Adviser or the Sub-Adviser may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with various firms. Neither the Underwriter nor affiliates of the Trust, the Adviser or the Sub-Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with any brokers.

CODE OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser, the Sub-Adviser and the Underwriter and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser and the Sub-Adviser. No employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser and the Sub-Adviser within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Sub-Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon cash flows into and out of the Fund, changes in the S&P REIT Index and market and other conditions, and it will not be a limiting factor when the Sub-Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected.

     In valuing the assets of the Fund for purposes of computing net asset value, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities for which quotations are not readily available and other assets are valued at their fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

TAXES
-----

     The Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     Federal income tax would be imposed on the Fund if its failed to make certain distributions of its income to shareholders. The Fund intends to make distributions in a manner which will avoid the imposition of such tax. In addition, a 4% excise tax would be imposed upon the Fund if, in a particular calendar year, the Fund failed to distribute substantially all of its ordinary income and net capital gains for the twelve-month period. This excise tax will not apply to the Fund if at all times during the calendar year each shareholder in the Fund was a "segregated asset account" (as defined in the Internal Revenue Code.) The Fund has been informed that the Participating Insurance Companies intend to qualify the Separate Accounts as segregated asset accounts.

REDEMPTION IN KIND
------------------

     The Fund, when it is deemed to be in the best interests of the Fund's shareholders, may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n = ERV

Where:

P   =      a hypothetical initial payment of $1,000
T   =      average annual total return
n   =      number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

Where:

a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =      the maximum  offering  price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     Yields and total returns quoted for the Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Fund can be purchased only through a variable annuity contract or variable life insurance policy, a prospective purchaser should carefully review the prospectus of the variable annuity contract or variable life insurance policy he or she has chosen for information on relevant charges and expenses. Including these charges in the quotations of the Fund's yield and total return would have the effect of decreasing performance. Performance information for the Fund must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Fund.

     The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets and S&P REIT Index, which is made up of approximately 100 stocks which constitute a representative sample of all publicly traded Real Estate Investment Trusts. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is no guarantee of future results.

     o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such performance comparisons to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

CUSTODIAN
---------

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Fund's investments. Firstar Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2001. Arthur Andersen LLP, 720 East Pete Rose Way, Cincinnati, Ohio, performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.

TRANSFER AGENT
--------------

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $2,500 per month plus as asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .15% of the average value of its daily net assets up to $50 million, .125% of such assets from $50 million to $100 million, .1% of such assets from $100 million to $250 million, .075% of such assets from $250 million to $500 million, and .05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          ----------

          (a)  Agreement  and  Declaration  of  Trust--Incorporated   herein  by
               reference to Registrant's initial Registration Statement filed on September 16, 1997

          (b) Bylaws--Incorporated herein by reference to Registrant's initial Registration Statement filed on September 16, 1997

          (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

          (d) (i) Advisory Agreement with Wells Asset Management, Inc.(with respect to the Wells S&P REIT Index Fund) -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

               (ii) Sub-Advisory  Agreement  with  PADCO  Advisors,  Inc.  (with respect to the Wells S&P REIT Index Fund)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on May 1, 2001

               (iii)Form of  Advisory  Agreement  with Wells  Asset  Management,
                    Inc. (with respect to the Wells S&P REIT Index Variable Annuity Fund)--Filed herewith

               (iv) Form of  Sub-Advisory  Agreement with PADCO  Advisors,  Inc.
                    (with respect to the Wells S&P REIT Index  Variable  Annuity
                    Fund)--Filed herewith

          (e)  Underwriting   Agreement   with  Wells   Investment   Securities,
               Inc.--Incorporated    herein   by   reference   to   Registrant's
               Post-Effective Amendment No. 1 filed on February 12, 1999

          (f)  Inapplicable

          (g) Custody Agreement with the Firstar Bank, N.A.--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

          (h)  (i)  Administration   Agreement   with  Ultimus  Fund  Solutions,
                    LLC--Filed herewith

               (ii) Fund  Accounting  Agreement  with Ultimus  Funds  Solutions,
                    LLC--Filed herewith

               (iii)Transfer  Agent  and  Shareholder  Services  Agreement  with
                    Ultimus Fund Solutions, LLC--Filed herewith

          (i)  Opinion   and   Consent  of  Counsel   relating  to  Issuance  of
               Shares--Incorporated   herein  by   reference   to   Registrant's
               Pre-Effective Amendment No. 1 filed on December 29, 1997

          (j)  Consent of Independent Auditors--Filed herewith

          (k)  Inapplicable

          (l) Agreement Relating to Initial Capital--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999


          (m) (i) Class A Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund) -- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

               (ii) Class B Plan of  Distribution  Pursuant  to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 filed on May 1, 2000

               (iii)Class C Plan of  Distribution  Pursuant  to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 filed on May 1, 2000

               (iv) Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Variable Annuity Fund)--Filed herewith


          (n)  Inapplicable


          (o)  Rule  18f-3  Plan  (with  respect  to the  Wells  S&P REIT  Index
               Fund)--Incorporated   herein   by   reference   to   Registrant's
               Post-Effective Amendment No. 3 filed on May 1, 2000

          (p) Code of Ethics--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on May 1, 2001


Item 24.  Persons Controlled by or Under Common Control with Registrant.
          --------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------
          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, its Adviser and its Underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with Wells Asset Management, Inc. (the "Adviser") provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence.

          The Sub-Advisory Agreement with PADCO Advisors, Inc. (the "Sub-Advisor") provides that the Sub-Advisor shall be held harmless and indemnified by the Advisor and the Registrant from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) arising from any claim, demand, action, or suit which results from any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Sub-Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Registrant, provided, however, that such acts or omissions shall not have resulted from the Sub-Advisor's willful misfeasance, bad faith or gross negligence or reckless disregard of the Sub-Advisor's obligations and duties under the Sub-Advisory Agreement.

          The Underwriting Agreement with Wells Investment Securities, Inc. (the "Underwriter") provides that the Underwriter, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting form willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business   and   Other   Connections   of  the   Investment   Adviser
          ---------------------------------------------------------------------

          (a) The Adviser is a Georgia corporation organized in June 1997 to provide investment advisory services to the Registrant. The Adviser has no other business of substantial nature.

               The Sub-Advisor provides investment advisory services to the Rydex Funds and various other institutional clients, in addition to the Registrant.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Leo F. Wells III, President, Treasurer and Director of the Adviser

                    - President and a Trustee of the Registrant
                    - President,  Treasurer  and  Director of: Wells  Investment
                      Securities, Inc., a registered broker-dealer and the Registrant's principal underwriter; Wells & Associates, Inc.; Wells Management Company, Inc.; Wells Capital, Inc.; Wells Advisors, Inc.; Wells Real Estate Funds, Inc.; and Wells Development Corporation
                    - President and a Director of Wells Real Estate  Investment
                      Trust, Inc.

               (ii) Douglas P. Williams,  Vice President of the Adviser
                    - Senior Vice  President  and  Assistant  Secretary of Wells
                      Capital,   Inc.
                    - Vice President of Wells Investment Securities, Inc.; Wells
                      Advisors,   Inc.;  and  Wells  Real  Estate  Funds,  Inc.
                    - Executive Vice President, Secretary and Treasurer of Wells
                      Real Estate Investment Trust, Inc.

               (iii)Linda L. Carlson, Secretary of the Adviser
                    - Vice President of Wells Capital, Inc.
                    - Secretary of Wells Investment Securities, Inc.

               The business address of each director and officer of the Adviser is 6200 The Corners Parkway, Suite 250, Atlanta, Georgia 30092.

               The directors and officers of the Sub-Advisor and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Albert P. Viragh, Jr., Chairman of the Board, President and Treasurer of the Sub-Advisor
                    - Chairman  of  the  Board  and  President  of  Rydex  Funds
                      (registered investment companies)
                    - Chairman of the Board,  President  and  Treasurer of PADCO
                      Service Company, Inc. (a registered transfer agent); PADCO Advisors II, Inc. (a registered investment adviser); and Rydex Distributors, Inc. (a registered broker-dealer)

               (ii) Amanda C. Viragh, Director and Secretary of the Sub-Advisor
                    - Secretary of PADCO Advisors II, Inc.
                    - Secretary  and  Assistant   Treasurer  of  PADCO  Service
                      Company, Inc.

               The  business  address  of  each  director  and  officer  of  the
               Sub-Advisor  is  9601  Blackwell  Road,  Suite  500,   Rockville,
               Maryland 20850.

Item 27.  Principal Underwriters
          ----------------------

          (a)  Inapplicable

          (b)  Name                      Position with Underwriter          Position with Registrant
               ----                      -------------------------          ------------------------
               Leo F. Wells III          President/Treasurer/Director       President and Trustee
               Douglas P. Williams       Vice President                     Assistant Treasurer
               Linda L. Carson           Secretary                          None

          The address of each director and officer of the Underwriter is 6200 The Corners Parkway, Suite 250, Atlanta, Georgia 30092.

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
          --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant its offices located at 6200 The Corners Parkway, Atlanta, Georgia 30092, or at the offices of the Registrant's transfer agent located at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Inapplicable

Item 30.  Undertakings
          ------------
          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta and State of Georgia on the 13th day of September, 2001.

                                             WELLS FAMILY OF REAL ESTATE FUNDS

                                             By: /s/  Leo F. Wells III
                                                 ------------------------
                                                 Leo F. Wells III
                                                 President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                       Title               Date

/s/  Leo F. Wells III                    President           September 13, 2001
------------------------------           and Trustee
Leo F. Wells III

/s/  Mark J. Seger                       Treasurer           September 13, 2001
------------------------------
Mark J. Seger

                                         Trustee
------------------------------
John L. Bell*


------------------------------           Trustee             /s/  John F. Splain
Richard W. Carpenter*                                        -------------------

                                                             John F. Splain
------------------------------           Trustee             Attorney-in-fact*
Bud Carter*                                                  September 13, 2001


------------------------------           Trustee
William H. Keogler, Jr.*


------------------------------           Trustee
Donald S. Moss*


------------------------------           Trustee
Walter W. Sessoms*


------------------------------           Trustee
Neil H. Strickland*

                                INDEX TO EXHIBITS
                                -----------------

(a)  Agreement and Declaration of Trust*

(b)  Bylaws*

(c)  Incorporated by reference to Agreement and Declaration of Trust and Bylaws

(d) (i) Advisory Agreement with Wells Asset Management, Inc. (with respect to the Wells S&P REIT Index Fund)*
     (ii) Sub-Advisory Agreement with PADCO Advisors, Inc. (with respect to the Wells S&P REIT Index Fund)*
     (iii)Form of Advisory Agreement with Wells Asset Management, Inc. (with respect to the Wells S&P REIT Index Variable Annuity Fund)
     (iv) Form of Sub-Advisory Agreement with PADCO Advisors, Inc. (with respect to the Wells S&P REIT Index Variable Annuity Fund)

(e)  Underwriting Agreement with Wells Investment Securities, Inc.*

(f)  Inapplicable

(g)  Custody Agreement with Firstar Bank, N.A.*

(h)  (i)  Administration Agreement with Ultimus Fund Solutions, LLC
     (ii) Fund  Accounting  Agreement  with  Ultimus Fund  Solutions,  LLC
     (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC

(i)  Opinion and Consent of Counsel Relating to Issuance of Shares*

(j)  Consent of Independent Auditors

(k)  Inapplicable

(l)  Agreement Relating to Initial Capital*

(m) (i) Class A Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund)*
     (ii) Class B Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund)*
     (iii)Class C Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Fund)*
     (iv) Plan of Distribution Pursuant to Rule 12b-1 (with respect to the Wells S&P REIT Index Variable Annuity Fund)

(n)  Inapplicable

(o)  Rule 18f-3 Plan (with respect to the Wells S&P REIT Index Fund)*

(p)  Code of Ethics*
     ---------------
* Incorporated by reference to Registration Statement on Form N-1A previously filed.